Note 2 - Basis of Preparation	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2	Basis of preparation
i)	Statement of compliance

The consolidated financial statements have been prepared on a going concern basis, in accordance with IFRS Accounting Standards, as issued by the International Accounting Standards Board (“IFRS”).

The consolidated financial statements were approved for issue by the Board of Directors on March 28, 2024.

ii)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for:

●	cash-settled share-based payment arrangements measured at fair value on grant and re-measurement dates;
●	equity-settled share-based payment arrangements measured at fair value on the grant date; and
●	derivative financial assets and derivative financial liabilities measured at fair value.

iii)	Functional currency

The consolidated financial statements are presented in United States Dollars (“$” or “US Dollars” or “USD”), which is also the functional currency of the Company. All financial information presented in US Dollars has been rounded to the nearest thousand, unless indicated otherwise. Refer to note 13 for changes to Zimbabwean real-time gross settlement, bond notes or bond coins (“RTGS$”) and its effect on the consolidated statement of profit or loss and other comprehensive income.